CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
CONDENSED BALANCE SHEETS

	June 30,
	2015	2016
ASSETS
Current assets:
Cash and cash equivalents	$8,437	$8,571
Time deposits with original maturities over three months	14,721	-
Amounts due from subsidiaries	114,311	72,303
Prepaid expenses	50	63
Total current assets	137,519	80,937

Investments in subsidiaries	532,136	669,326
Total assets	$669,655	$750,263

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$18	$9
Accrued liabilities	323	426
Amounts due to subsidiaries	70,642	55,869
Total current liabilities	70,983	56,304

Long-term loan	19,572	19,802
Total liabilities	90,555	76,106

Equity:

Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 and 59,598,099 shares issued and outstanding as of June 30, 2015 and 2016, respectively	58	60
Additional paid-in capital	192,768	215,403
Retained earnings	348,689	467,160
Accumulated other comprehensive income (loss)	37,585	(8,466)
Total equity	579,100	674,157

Total liabilities and equity	$669,655	$750,263

Condensed Income Statement [Table Text Block]
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2014	2015	2016

General and administrative expenses	$3,721	$3,169	$4,484
Loss from operations	(3,721)	(3,169)	(4,484)

Other expense, net	-	(35)	(93)
Interest income	-	1	80
Interest expenses	-	(463)	(705)
Foreign exchange gains (losses)	263	238	(719)
Equity in profit of subsidiaries	$73,078	$99,955	$124,392
Income before income taxes	69,620	96,527	118,471
Income tax expenses	-	-	-
Net income	69,620	96,527	118,471

Other comprehensive income, net of tax of nil
Translation adjustment	2,140	(1,427)	(46,052)
Comprehensive income	$71,760	$95,100	$72,419

Condensed Cash Flow Statement [Table Text Block]
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2014	2015	2016

Net cash used in operating activities	$-	$(397)	$(1,697)

Net cash used in investing activities	-	$(4,402)	$11,390

Net cash provided by financing activities	$-	$13,236	$(9,559)

Net increase in cash and cash equivalents	$-	$8,437	$134
Cash and cash equivalents, beginning of year	$-	$-	$8,437
Cash and cash equivalents, end of year	$-	$8,437	$8,571